TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

17)  TRADE ACCOUNTS PAYABLE

a)  Accounting policy

These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.

b)  Breakdown

	12.31.22	12.31.21
Sundry suppliers (Opex, Capex, Services e Material)	6,572,181	6,243,614
Related parties (Note 29)	375,299	442,747
Amounts payable (operators, cobilling)	224,555	217,000
Interconnection / interlink	243,763	229,041
Total	7,415,798	7,132,402